Note 3 - Basis of Presentation and Summary of Significant Accounting Policies - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	178,408	16,632	160,459	5,594
Equity Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			28,092	2,894
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	2,400	12,700	2,400	2,700
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			41,100
Series E Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			6,667
Series F Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			82,200